Operating facility and loan and derivative assets and liabilities - Operating Facility and Loan (Details) $ in Thousands				3 Months Ended	12 Months Ended
	Mar. 28, 2022 USD ($) quarterly_payment	Mar. 31, 2021 USD ($)	Oct. 18, 2019 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Apr. 06, 2023 USD ($)	Apr. 05, 2023 USD ($)
Operating facility and loan and derivative assets and liabilities
Borrowings, non-current				$ 27,300	$ 27,300	$ 57,950
Interest expense					3,953	6,270
Repayments of borrowings					29,925	23,000
New term loan facility
Operating facility and loan and derivative assets and liabilities
Drew down amount			$ 34,800
Borrowings repayable amount			$ 1,450
Borrowings				0	0	7,250
Borrowings, current				0	0	5,800
Borrowings, non-current				0	0	1,450
Amended term loan facility
Operating facility and loan and derivative assets and liabilities
Drew down amount					0	0
Repayments of borrowings					21,325	17,700
Amended term loan facility | Star2Star
Operating facility and loan and derivative assets and liabilities
Drew down amount		$ 52,500
Borrowings				15,313	15,313	24,063
Borrowings, current				8,750	8,750	8,750
Borrowings, non-current				6,563	6,563	15,313
Quarterly payments		$ 2,188
Amended term loan facility | NetFortris
Operating facility and loan and derivative assets and liabilities
Drew down amount	$ 45,000
Borrowings repayable amount				2,963
Borrowings				32,587	32,587	37,912
Borrowings, current				11,850	11,850	5,325
Borrowings, non-current				20,737	20,737	32,587
Quarterly payments	$ 1,875
Number of quarterly repayments | quarterly_payment	12
First twelve quarterly payments amount	$ 788
Quarterly payments thereafter	$ 2,963
Committed revolving credit facility
Operating facility and loan and derivative assets and liabilities
Borrowings, non-current				$ 0	0	8,600
Notional amount							$ 20,000	$ 6,000
Committed swingline credit facility
Operating facility and loan and derivative assets and liabilities
Notional amount							$ 5,000	$ 1,500
Revolving credit facility
Operating facility and loan and derivative assets and liabilities
Repayments of borrowings					$ 8,600	$ 5,300